Major Customers and Suppliers	12 Months Ended
Dec. 31, 2021
Major Customers and Suppliers
Major Customers and Suppliers

Note 21 – Major Customers and Suppliers

The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:

For the year ended December 31, 2021, four major customers accounted for approximately 21%, 19%, 19% and 13% of the Company’s total sales, respectively. For the year ended December 31, 2020, five major customers accounted for approximately 28%, 20%, 14%, 12% and 10% of the Company’s total sales, respectively. For the year ended December 31, 2019, six major customers accounted for approximately 19%, 19%, 18%, 17%, 13% and 12% of the Company’s total sales, respectively.

As of December 31, 2021, four customers accounted for approximately 29%,26%, 25% and 12% of the Company’s accounts receivable balance.

As of December 31, 2020, four customers accounted for approximately 32%, 22%, 21% and 20% of the Company’s accounts receivable balance.

The Company also had certain major suppliers whose purchases individually represented 10% or more of the Company’s total purchases. For the year ended December 31, 2021, two major suppliers accounted for approximately 46% and 19% of the Company’s total purchases, respectively. For the year ended December 31, 2020, two major suppliers accounted for approximately 53% and 17% of the Company’s total purchases, respectively. For the year ended December 31, 2019, three major suppliers accounted for approximately 38%, 20% and 18% of the Company’s total purchases, respectively.